Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (2,179,801)	$ (4,034,661)	$ (7,468,422)	$ (3,918,721)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	10,871	12,601	26,377	21,747
Loss on disposal of fixed assets	3,014	0	2,502	0
Non-cash interest expense related to convertible, debentures	5,010	89,717	89,717	328,245
Provision for doubtful accounts	11,781	20,180	36,969	6,523
Common stock issued in exchange for services	405,534	561,938	1,525,882	6,800
Common stock issued as employee compensation	211,500	1,245,500	1,245,500	580,000
Common stock issued in exchange for financing costs - extension of debt maturity	0	0	0	4,500
Common stock issued in exchange for financing costs - interest expense	0	0	0	51,486
Common stock warrants issued with convertible, subordinated debentures	0	0	0	66,504
Share based compensation expense related to employee stock option grants	0	0	140,568	0
Changes in operating assets and liabilities:
Accounts receivable	(141,710)	(258,904)	(159,364)	(14,932)
Inventory	64,853	36,076	(18,820)	(57,404)
Prepaid expenses and other current assets	(144,741)	87,263	90,955	(119,311)
Accounts payable	6,782	63,696	146,796	(85,035)
Accrued liabilities	133,267	186,324	804,546	359,006
Net cash used in operating activities	(1,613,640)	(1,885,238)	(3,536,794)	(2,770,592)
Cash flows from investing activities:
Proceeds from the sale of property and equipment	250	0	0	0
Purchase of property and equipment	0	(26,106)	(41,131)	0
Net advances to related party	(1,852)	(33,947)	(26,493)	0
Net Cash (used in) investing activities	(1,602)	(60,053)	(67,624)	0
Cash flows from financing activities:
Net (repayments on) proceeds from loans payable to officers	(342,449)	403,550	919,650	1,046,272
Net payment on loans payable to related party	0	(160,479)	(160,479)	(6,950)
Repayments on bank loans payable	(8,394)	(16,929)	(25,311)	(23,418)
Net proceeds from the issuance of convertible, subordinated debentures	625,000	0	0	450,000
Net proceeds from the issuance of convertible, preferred stock	1,106,750	0	0	0
Net proceeds from the issuance of common stock	165,400	1,096,250	2,100,750	1,228,804
Net proceeds from the exercise of common stock warrants	0	832,521	833,020	56,148
Net cash provided by financing activities	1,546,307	2,154,913	3,667,630	2,750,856
Net change in cash and cash equivalents	(68,935)	209,622	63,212	(19,736)
Cash and cash equivalents at beginning of period	74,604	11,392	11,392	31,128
Cash and cash equivalents at end of period	5,669	221,014	74,604	11,392
Supplemental disclosures:
Interest paid	29,381	9,711	17,520	16,953
Income taxes paid	0	0	0	0
Supplemental disclosures of non-cash investing and financing activities:
Common stock issued in connection with conversion of loans payable to officers	0	0	1,634,828	461,058
Common stock issued in connection with conversion of convertible, subordinated debentures and accrued interest	$ 0	$ 0	$ 566,761	$ 0